INTANGIBLE ASSETS, NET - Estimated future amortization expense (Details)	Sep. 30, 2025 USD ($)
INTANGIBLE ASSETS, NET
For year ended September 30, 2026	$ 201,853
For year ended September 30, 2027	201,853
For year ended September 30, 2028	201,853
For year ended September 30, 2029	201,853
For year ended September 30, 2030	201,853
Thereafter	101,146
Total	$ 1,110,411